Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Common shares	Preferred shares	Contributed surplus	Deficit	Other reserves [member]		Accumulated other comprehensive income [1]	Attributable to shareholders	Attributable to non-controlling interests	Common shares	Common shares Deficit	Common shares Attributable to shareholders	Preferred shares	Preferred shares Deficit	Preferred shares Attributable to shareholders
Balance, beginning of year at Dec. 31, 2016	$ 4,663	$ 3,094	$ 942	$ 9	$ (933)			$ 399	$ 3,511	$ 1,152
Net earnings (loss)	(118)				(160)				(160)	42
Other comprehensive income (loss)
Net losses on translating net assets of foreign operations, net of hedges and of tax	(25)							(25)	(25)
Net gains on derivatives designated as cash flow hedges, net of tax	106							106	106	0
Net actuarial gains on defined benefits plans, net of tax	(6)							(6)	(6)
Intercompany available-for-sale investments	0					$ 11		11	11	(11)
Total comprehensive income	(43)				(160)			86	(74)	31
Share dividends (Note 24)	(30)										$ (34)	$ (34)	$ (34)	$ (30)	$ (30)	$ (30)
Changes in non-controlling interests in TransAlta Renewables (Note 4)	0				(52)			4	(48)	48
Effect of share-based payment plans	1			1					1
Distributions paid, and payable, to non-controlling interests	(172)									(172)
Balance, end of year at Dec. 31, 2017	4,385	3,094	942	10	(1,209)			489	3,326	1,059
Net earnings (loss)	(90)				(198)				(198)	108
Other comprehensive income (loss)
Net losses on translating net assets of foreign operations, net of hedges and of tax	43							43	43
Net gains on derivatives designated as cash flow hedges, net of tax	(54)							(54)	(54)
Net actuarial gains on defined benefits plans, net of tax	15							15	15
Intercompany fair value through other comprehensive income investments	0					(16)	[1]		(16)	16
Total comprehensive income	(86)				(198)			(12)	(210)	124
Share dividends (Note 24)	(50)										$ (57)	$ (57)	$ (57)	$ (50)	$ (50)	$ (50)
Changes in non-controlling interests in TransAlta Renewables (Note 4)	157				20	$ 4	[1]		24	133
Effect of share-based payment plans	1			1					1
Distributions paid, and payable, to non-controlling interests	(180)									(180)
Shares purchased under NCIB	(23)	(35)			12				(23)
Balance, end of year at Dec. 31, 2018	$ 4,134	$ 3,059	$ 942	$ 11	$ (1,496)			$ 481	$ 2,997	$ 1,137

[1]	(1) Refer to Note 26 for details on components of, and changes in, accumulated other comprehensive income (loss).